PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Property, equipment and software, net
Total property, equipment and software	¥ 306,421	¥ 268,882
Total accumulated depreciation and amortization	(242,696)	(234,351)
Net book value	63,725	34,531		$ 9,279
Depreciation and amortization expenses	13,400	14,300	¥ 46,400
Leasehold improvement
Property, equipment and software, net
Total property, equipment and software	178,023	174,466
Total accumulated depreciation and amortization	(174,014)	(165,858)
Electronic equipment
Property, equipment and software, net
Total property, equipment and software	51,748	53,194
Total accumulated depreciation and amortization	(49,008)	(50,651)
Software
Property, equipment and software, net
Total property, equipment and software	26,953	26,018
Total accumulated depreciation and amortization	(16,630)	(14,055)
Vehicle and motor
Property, equipment and software, net
Total property, equipment and software	4,057	4,478
Total accumulated depreciation and amortization	(1,908)	(1,269)
Furniture
Property, equipment and software, net
Total property, equipment and software	2,151	3,508
Total accumulated depreciation and amortization	(1,136)	(2,518)
Construction in progress
Property, equipment and software, net
Total property, equipment and software	¥ 43,489	¥ 7,218